T. Rowe Price Retirement Income Fund

Supplement to Prospectus and Summary Prospectus dated October 1, 2013

Effective December 29, 2014, the T. Rowe Price Retirement Income Fund will change its name to the T. Rowe Price Retirement Balanced Fund.

The date of this supplement is April 2, 2014.

F145-041 4/2/14

T. Rowe Price Retirement Income Fund–Advisor Class

Supplement to Prospectus and Summary Prospectus dated October 1, 2013

Effective December 29, 2014, the T. Rowe Price Retirement Income Fund–Advisor Class will change its name to the T. Rowe Price Retirement Balanced Fund–Advisor Class.

The date of this supplement is April 2, 2014.

E254-041 4/2/14

T. Rowe Price Retirement Income Fund–R Class

Supplement to Prospectus and Summary Prospectus dated October 1, 2013

Effective December 29, 2014, the T. Rowe Price Retirement Income Fund–R Class will change its name to the T. Rowe Price Retirement Balanced Fund–R Class.

The date of this supplement is April 2, 2014.

E454-041 4/2/14